Commitments and Contingencies	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Commitments and Contingencies

NOTE 12 - COMMITMENTS AND CONTINGENCIES

As of the reporting date, Yangshuo has not incurred any unrecognized or recognized commitments or loss contingencies that are subject to disclosure requirements.